Investment in Securities	12 Months Ended
Mar. 31, 2013
Investment in Securities

9. Investment in Securities

Investment

in securities at March 31, 2012 and 2013 consists of the following:

	Millions of yen
	2012	2013
Trading securities	¥12,817	¥33,041
Available-for-sale securities	886,487	757,299
Held-to-maturity securities	43,830	89,451
Other securities	204,256	213,877

Total	¥1,147,390	¥1,093,668

Gains and losses realized from the sale of trading securities and net unrealized holding gains (losses) on trading securities are included in net gains on investment securities. For further information, see Note 22 “Brokerage Commissions and Net Gains on Investment Securities”.

For fiscal 2011, 2012 and 2013, net unrealized holding gains and losses on trading securities were gains of ¥2,065 million, gains of ¥4,730 million and gains of ¥1,662 million, respectively.

During fiscal 2011 and 2012, the Company and its subsidiaries sold available-for-sale securities for aggregate proceeds of ¥340,634 million and ¥279,367 million, respectively, resulting in gross realized gains of ¥5,579 million and ¥9,882 million, respectively, and gross realized losses of ¥712 million and ¥963 million, respectively. During fiscal 2013, the Company and its subsidiaries sold available-for-sale securities for aggregate proceeds of ¥417,534 million, resulting in gross realized gains of ¥17,830 million and gross realized losses of ¥577 million. The cost of the securities sold was based on the average cost of each such security held at the time of the sale.

During fiscal 2011, 2012 and 2013, respectively, the Company and its subsidiaries charged losses on securities of ¥21,747 million, ¥16,470 million and ¥22,838 million, respectively, to the accompanying consolidated statements of income for declines in market value of securities where the decline was considered as other than temporary.

Other securities consist mainly of non-marketable equity securities, preferred capital shares carried at cost and investment funds carried at an amount that reflects equity income and loss based on the investor’s share.

The aggregate carrying amount of other securities accounted for under the cost method totaled ¥84,431 million and ¥86,406 million at March 31, 2012 and 2013, respectively. Investments with an aggregate cost of ¥74,716 million and ¥83,591 million, respectively, were not evaluated for impairment because the Company and its subsidiaries did not identify any events or changes in circumstances that might have had significant adverse effect on the fair value of those investments and it was not practicable to estimate the fair value of the investments.

Since April 1, 2012, a subsidiary elected the fair value option under ASC 825-10 (“Financial Instruments—Fair Value Option”) for certain funds purchased at a discount on the secondary market and an investment in a drug royalty trust. Due to the illiquid nature of these investments, the net asset value from the funds/royalty trust does not appear to be indicative of the fair value. The election of the fair value option enables the subsidiary to use more appropriate assumptions for internal cash flow modeling and reflect the fair value of these investments more properly on the financial statements. As of March 31, 2013, there were ¥5,800 million of investments measured at fair value by electing the fair value option included in other securities.

The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale securities and held-to-maturity securities in each major security type at March 31, 2012 and 2013 are as follows:

March 31, 2012

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥219,729	¥1,191	¥(5)	¥220,915
Japanese prefectural and foreign municipal bond securities	56,108	1,358	(107)	57,359
Corporate debt securities	280,540	2,325	(2,643)	280,222
Specified bonds issued by SPEs in Japan	140,054	192	(1,094)	139,152
CMBS and RMBS in the U.S., and other asset-backed securities	95,788	3,078	(3,538)	95,328
Other debt securities	7,961	449	0	8,410
Equity securities	61,773	26,853	(3,525)	85,101

	861,953	35,446	(10,912)	886,487

Held-to-maturity:
Japanese government bond securities and other	43,830	2,819	0	46,649

	¥905,783	¥38,265	¥(10,912)	¥933,136

March 31, 2013

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥276,832	¥1,906	¥(21)	¥278,717
Japanese prefectural and foreign municipal bond securities	58,571	2,519	0	61,090
Corporate debt securities	193,973	3,809	(947)	196,835
Specified bonds issued by SPEs in Japan	64,159	116	(1,031)	63,244
CMBS and RMBS in the U.S., and other asset-backed securities	59,419	3,480	(2,208)	60,691
Other debt securities	7,367	944	0	8,311
Equity securities	53,869	34,703	(161)	88,411

	714,190	47,477	(4,368)	757,299

Held-to-maturity:
Japanese government bond securities and other	89,451	9,020	0	98,471

	¥803,641	¥56,497	¥(4,368)	¥855,770

The unrealized losses of ¥857 million and ¥435 million of debt securities for which an other-than-temporary impairment related to the credit loss had been recognized in earnings according to ASC 320-10-35-34 (“Investments—Debt and Equity Securities—Recognition of Other-Than-Temporary Impairments”) were included in the gross unrealized losses of CMBS and RMBS in the U.S., and other asset-backed securities (before taxes) at March 31, 2012 and March 31, 2013, respectively. The unrealized losses are other-than-temporary impairment related to the non-credit losses and recorded as accumulated other comprehensive income.

The following table provides information about available-for-sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2012 and 2013, respectively:

March 31, 2012

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥74,978	¥(5)	¥0	¥0	¥74,978	¥(5)
Japanese prefectural and foreign municipal bond securities	11,316	(107)	0	0	11,316	(107)
Corporate debt securities	23,568	(208)	24,982	(2,435)	48,550	(2,643)
Specified bonds issued by SPEs in Japan	32,139	(499)	29,826	(595)	61,965	(1,094)
CMBS and RMBS in the U.S., and other asset-backed securities	29,586	(198)	11,316	(3,340)	40,902	(3,538)
Equity securities	14,097	(2,092)	11,239	(1,433)	25,336	(3,525)

	¥185,684	¥(3,109)	¥77,363	¥(7,803)	¥263,047	¥(10,912)

March 31, 2013

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥85,842	¥(21)	¥0	¥0	¥85,842	¥(21)
Japanese prefectural and foreign municipal bond securities	10,118	0	0	0	10,118	0
Corporate debt securities	4,490	(69)	16,329	(878)	20,819	(947)
Specified bonds issued by SPEs in Japan	3,929	(106)	34,226	(925)	38,155	(1,031)
CMBS and RMBS in the U.S., and other asset-backed securities	2,142	(44)	8,141	(2,164)	10,283	(2,208)
Equity securities	1,315	(142)	318	(19)	1,633	(161)

	¥107,836	¥(382)	¥59,014	¥(3,986)	¥166,850	¥(4,368)

Approximately 225 and 132 investment securities were in an unrealized loss position as of March 31, 2012 and 2013, respectively. The gross unrealized losses on these securities are attributable to a number of factors including changes in interest rates, credit spreads and market trends.

For debt securities, in the case of the fair value being below the amortized cost, the Company and its subsidiaries consider whether those securities are other-than-temporarily impaired using all available information about the collectibility. The Company and its subsidiaries consider that an other-than-temporary impairment has occurred if (1) the Company and its subsidiaries intend to sell the debt security; (2) it is more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis, or (3) the Company and its subsidiaries do not expect to recover the entire amortized cost of the security (that is, a credit loss exists). In assessing whether a credit loss exists, the Company and its subsidiaries compare the present value of the expected cash flows to the security’s amortized cost basis at the balance sheet date.

Debt securities with unrealized loss position mainly include corporate debt securities in Japan, specified bonds issued by special purpose entities in Japan and CMBS and RMBS.

The unrealized loss associated with corporate debt securities is primarily due to changes in the market interest rate and risk premium. Considering all available information to assess the collectibility of those investments (such as the financial condition of and business prospects for the issuers), the Company and its subsidiaries believe that the Company and its subsidiaries are able to recover the entire amortized cost basis of those investments. Because the Company and its subsidiaries do not intend to sell the investments and it is not more likely than not that the Company and its subsidiaries will be required to sell the investments before recovery of their amortized cost basis, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired at March 31, 2013.

The unrealized loss associated with specified bonds is primarily due to changes in the market interest rate and risk premium because of deterioration in the real estate market in Japan and the credit crunch in the capital and financial markets. Considering all available information to assess the collectibility of those investments (such as performance and value of the underlying real estate, and seniority of the bonds), the Company and its subsidiaries believe that the Company and its subsidiaries are able to recover the entire amortized cost basis of those investments. Because the Company and its subsidiaries do not intend to sell the investments and it is not more likely than not that the Company and its subsidiaries will be required to sell the investments before recovery of their amortized cost basis, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired at March 31, 2013.

The unrealized loss associated with CMBS and RMBS is primarily caused by changes in credit spreads and interest rates. In order to determine whether a credit loss exists, the Company and its subsidiaries estimate the present value of anticipated cash flows, discounted at the current yield to accrete the security. The cash flows are estimated based on a number of assumptions such as default rate and prepayment speed, as well as seniority of the security. Then, a credit loss is assessed by comparing the present value of the expected cash flows to the security’s amortized cost basis. Based on that assessment, the Company and its subsidiaries expect to recover the entire amortized cost basis. Because the Company and its subsidiaries do not intend to sell the investments and it is not more likely than not that the Company and its subsidiaries will be required to sell the investments before recovery of their amortized cost basis, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired at March 31, 2013.

For equity securities with unrealized losses, the Company and its subsidiaries consider various factors to determine whether the decline is other-than-temporary, including the length of time and the extent to which the fair value has been less than the carrying value and the issuer’s specific economic conditions as well as the ability and intent to hold these securities for a period of time sufficient to recover the securities’ carrying amounts. Based on our ongoing monitoring process, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired at March 31, 2013.

The total other-than-temporary impairment with an offset for the amount of the total other-than-temporary impairment recognized in other comprehensive income (loss) for fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	2011	2012	2013
Total other-than-temporary impairment losses	¥22,210	¥17,100	¥23,180
Portion of loss recognized in other comprehensive income (before taxes)	(463)	(630)	(342)

Net impairment losses recognized in earnings	¥21,747	¥16,470	¥22,838

Other-than-temporary impairment losses related to debt securities are recognized mainly on certain specified bonds, which have experienced credit losses due to significant decline in the value of the underlying assets, as well as on certain mortgage-backed and other asset-backed securities, which have experienced credit losses due to a decrease in cash flows attributable to significant default and bankruptcies on the underlying loans. Because the Company and its subsidiaries do not intend to sell these securities and it is not more likely than not that the Company and its subsidiaries will be required to sell these securities before recovery of their amortized cost basis, the Company and its subsidiaries charged only the credit loss component of the total impairment to earnings with the remaining non-credit component recognized in other comprehensive income (loss). The credit loss assessment was made by comparing the securities’ amortized cost basis with the portion of the estimated fair value of the underlying assets available to repay the specified bonds, or with the present value of the expected cash flows from the mortgage-backed and other asset- backed securities, that were estimated based on a number of assumptions such as default rate and prepayment speed, as well as seniority of the security.

Roll-forwards of the amount related to credit losses on other-than-temporarily impaired debt securities recognized in earnings for fiscal 2011, 2012 and 2013 are as follows:

	Millions of yen
	2011	2012	2013
Beginning	¥5,016	¥9,022	¥8,199
Reduction to the beginning balance*	(1,810)	0	0
Beginning after reduction	3,206	9,022	8,199
Addition during the period:
Credit loss for which an other-than-temporary impairment was not previously recognized	7,292	3,524	110
Credit loss for which an other-than-temporary impairment was previously recognized	736	320	1,171
Reduction during the period:
For securities sold or redeemed	(307)	(3,530)	(1,049)
Due to change in intent to sell or requirement to sell	(1,905)	(1,137)	(622)

Ending	¥9,022	¥8,199	¥7,809

*	Cumulative effects of adopting Accounting Standards Update 2009-16 (ASC 860 (“Transfers and Servicing”)), and Accounting Standards Update 2009-17 (ASC 810 (“Consolidation”)) have been deducted from the beginning balance.

The Company and its subsidiaries adopted Accounting Standards Update 2009-12 (“Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)—ASC 820 (“Fair Value Measurements and Disclosures”)”). Under ASC 820, the information about the fund investments the Company and its subsidiaries hold at March 31, 2012 is as follows, and there were no such fund investments at March 31, 2013.

March 31, 2012

Type of Fund Investment	Millions of yen	Redemption Frequency (If Currently Eligible)	Redemption Notice Period
Hedge Fund*	¥5,178	Monthly – Quarterly	5 days – 60 days

Total	¥5,178	—	—

*	This category includes several hedge funds that seek short-term profits using investment strategies such as managed futures, global macro and relative value. The fair value of the investments in this category is calculated based on the net asset value of the investees.

The following is a summary of the contractual maturities of debt securities classified as available-for-sale securities and held-to-maturity securities held at March 31, 2013:

Available-for-sale securities held at March 31, 2013:

	Millions of yen
	Amortized cost	Fair value
Due within one year	¥198,549	¥198,202
Due after one to five years	253,017	256,084
Due after five to ten years	114,823	116,388
Due after ten years	93,932	98,214

	¥660,321	¥668,888

Held-to-maturity securities held at March 31, 2013:

	Millions of yen
	Amortized cost	Fair value
Due within one year	¥620	¥620
Due after one to five years	7	7
Due after ten years	88,824	97,844

	¥89,451	¥98,471

Securities not due at a single maturity date, such as mortgage-backed securities, are included in the above table based on their final maturities.

Certain borrowers may have the right to call or prepay obligations. This right may cause actual maturities to differ from the contractual maturities summarized above.

Included in interest on loans and investment securities in the consolidated statements of income is interest income on investment securities of ¥17,690 million, ¥15,169 million and ¥11,505 million for fiscal 2011, 2012 and 2013, respectively.

The Company and a certain foreign subsidiary acquired debt securities with evidence of deterioration of credit quality at the time of acquisition, and it was not probable those debt securities were able to recover all contractual amounts. In accordance with the provision of ASC 310-30 (Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality), the Company and the subsidiary determined the expected future cash flows taking into account historical cash collections for debt securities with similar characteristics as well as expected prepayments and the amount and the timing of undiscounted expected principal, interest and other cash flows for each pool of debt securities. Accretable yield represents the excess of expected future cash flows over carrying value of the debt securities, which is recognized as interest income over the remaining life of the debt securities. For a debt security for which the fair value is less than the amortized cost basis, the subsidiary estimates the present value of cash flows expected to be collected from the security and compares it with the amortized cost basis of the security to determine whether a credit loss exists. If, based on current information and events, the Company and the subsidiary determines a credit loss exists for that security, an other-than-temporary impairment is considered to have occurred. The Company and the subsidiary writes down that security to fair value with the credit loss component of the impairment recognized in earnings and the noncredit component recorded in other comprehensive income (loss), unless the Company and the subsidiary intends to sell that security or more likely than not will be required to sell that security before recovery, in which case the entire impairment loss would be charged to earnings. As of March 31, 2012 and 2013, the carrying amount and the nominal value of debt securities acquired with evidence of deterioration of credit quality were ¥5,906 million and ¥5,556 million, and ¥13,125 million and ¥14,951 million, and the outstanding balance of accretable yield was ¥4,057 million and ¥4,994 million, respectively.